Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

	Due to Shipyards /	Due to
Year Ending June 30	Sellers	Manager	Total
2017	$87,645	$2,069	$89,714
2018	27,227	887	28,114
2019	460	0	460
Total	$115,332	$2,956	$118,288